TAX EXPENSE - Unrecognized deductible temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TAX EXPENSE
Unrecognized deductible temporary differences	$ 95,686	$ 115,504
Mineral properties and exploration expenditures
TAX EXPENSE
Unrecognized deductible temporary differences	30,467	55,548
Equipment
TAX EXPENSE
Unrecognized deductible temporary differences	1,251	1,814
Site closure provisions
TAX EXPENSE
Unrecognized deductible temporary differences	356	5,460
Share issue costs
TAX EXPENSE
Unrecognized deductible temporary differences	3,452	5,724
Long term debt
TAX EXPENSE
Unrecognized deductible temporary differences	6,570
Non-capital losses
TAX EXPENSE
Unrecognized deductible temporary differences	53,436	41,343
Intercompany debt
TAX EXPENSE
Unrecognized deductible temporary differences		413
Other
TAX EXPENSE
Unrecognized deductible temporary differences		$ 5,202
Unrecognized deductible temporary differences (liability)	$ 154